BUSINESS COMBINATIONS - Purchase price allocation to identifiable intangible assets acquire (Details) - Shengdu - Trademarks ¥ in Thousands	Apr. 20, 2022 CNY (¥)
BUSINESS COMBINATIONS
Estimated fair value	¥ 1,049,500
Estimated useful life	10 years